Annual Total Returns- Guggenheim Long Short Equity Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Guggenheim Long Short Equity Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.54%)	3.19%	17.30%	2.09%	0.42%	(0.42%)	13.95%	(13.57%)	4.96%	4.73%